Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 68,823	$ 66,405	$ 182,350
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	108,145	74,703	46,912
Deferred income taxes	33,185	16,513	15,926
Provision for doubtful accounts, net of write-offs	600	689	600
Equity (earnings) loss from unconsolidated affiliate	(471)	160
(Gain) Loss on disposal of assets	(17)	527	692
Stock-based compensation expense	18,350	22,581	18,012
Amortization of deferred financing costs	1,168	1,160	923
Inventory write-down		870
Changes in operating assets and liabilities:
Accounts receivable	(135,784)	14,704	(10,621)
Inventories	(50,001)	(10,495)	(11,263)
Prepaid expenses and other current assets	(12,154)	(12,405)	7,107
Accounts payable	132,420	11,991	(1,195)
Payroll and related costs and accrued expenses	14,157	2,710	5,373
Income taxes payable	(301)	(3,888)	1,765
Other	3,717	(5,124)	(2,651)
Net cash provided by operating activities	181,837	181,101	253,930
Cash flows from investing activities:
Purchases of and deposits on property, plant and equipment	(307,598)	(151,810)	(181,426)
Proceeds from disposal of property, plant and equipment	719	1,151	434
Payments made for business acquisitions, net of cash acquired	(33,533)	(14,636)	(273,401)
Investment in unconsolidated subsidiary	(3,000)		(3,000)
Net cash used in investing activities	(343,412)	(165,295)	(457,393)
Cash flows from financing activities:
Proceeds from revolving debt	229,000	60,000	245,000
Payments on revolving debt	(64,000)	(80,306)	(75,000)
Payments of long-term debt		(638)
Payments of capital lease obligations	(4,165)	(2,184)	(1,121)
Financing costs	(2,265)		(2,243)
Proceeds from stock options exercised	833	5,219	2,573
Employee tax withholding on restricted stock vesting	(4,378)	(1,375)
Excess tax benefit from stock-based award activity	2,153	3,450	1,916
Net cash provided by (used in) financing activities	157,178	(15,834)	171,125
Net decrease in cash and cash equivalents	(4,397)	(28)	(32,338)
Cash and cash equivalents, beginning of year	14,414	14,442	46,780
Cash and cash equivalents, end of year	10,017	14,414	14,442
Supplemental cash flow disclosures:
Cash paid for interest	8,525	5,473	3,975
Cash paid for income taxes	16,125	38,819	75,619
Non-cash investing and financing activity:
Capital lease obligations	25,847	13,487
Change in accrued capital expenditures	$ 8,120	6,177	$ 753
Non-cash consideration for business acquisition		$ 2,556